Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data (Unaudited) (Tables) [Abstract]
Unaudited Quarterly Financial Data

2010	First Quarter 3/31	Second Quarter 6/30	Third Quarter 9/30	Fourth Quarter 12/31
Total revenues (1)	$423,596	$441,417	$453,960	$462,960
Operating income (1)	98,210	98,413	105,264	77,444
(Loss) from continuing operations (1)	(20,676)	(11,697)	(295)	(47,511)
Discontinued operations, net (1)	78,532	21,786	30,121	245,723
Net income *	57,856	10,089	29,826	198,212
Net income available to Common Shares	51,863	6,343	25,166	185,870
Earnings per share – basic:
Net income available to Common Shares	$0.18	$0.02	$0.09	$0.65
Weighted average Common Shares outstanding	280,645	282,217	282,717	285,916
Earnings per share – diluted:
Net income available to Common Shares	$0.18	$0.02	$0.09	$0.65
Weighted average Common Shares outstanding	280,645	282,217	282,717	285,916

(1)	The amounts presented for 2010 are not equal to the same amounts previously reported in the Form 8-K filed with the SEC on May 23, 2011 as a result of changes in discontinued operations due to additional property sales which occurred in the second and third quarters of 2011. Below is a reconciliation to the amounts previously reported in the Form 8-K:

2010	First Quarter 3/31	Second Quarter 6/30	Third Quarter 9/30	Fourth Quarter 12/31
Total revenues previously reported in May 2011 Form 8-K	$464,999	$487,439	$504,556	$509,855
Total revenues subsequently reclassified to discontinued operations	(41,403)	(46,022)	(50,596)	(46,895)

Total revenues disclosed in Form 8-K	$423,596	$441,417	$453,960	$462,960

Operating income previously reported in May 2011 Form 8-K	$110,008	$112,938	$118,721	$90,996
Operating income subsequently reclassified to discontinued operations	(11,798)	(14,525)	(13,457)	(13,552)

Operating income disclosed in Form 8-K	$98,210	$98,413	$105,264	$77,444

(Loss) income from continuing operations previously reported in May 2011 Form 8-K	$(9,407)	$2,263	$12,624	$(34,515)
Income from continuing operations subsequently reclassified to discontinued operations	(11,269)	(13,960)	(12,919)	(12,996)

(Loss) from continuing operations disclosed in Form 8-K	$(20,676)	$(11,697)	$(295)	$(47,511)

Discontinued operations, net previously reported in May 2011 Form 8-K	$67,263	$7,826	$17,202	$232,727
Discontinued operations, net from properties sold subsequent to the respective reporting period	11,269	13,960	12,919	12,996

Discontinued operations, net disclosed in Form 8-K	$78,532	$21,786	$30,121	$245,723

2009	First Quarter 3/31	Second Quarter 6/30	Third Quarter 9/30	Fourth Quarter 12/31
Total revenues (2)	$414,096	$411,876	$410,984	$411,766
Operating income (2)	112,087	104,560	106,903	111,935
(Loss) from continuing operations (2)	(5,413)	(7,295)	(10,988)	(31,402)
Discontinued operations, net (2)	90,834	113,227	154,353	78,713
Net income *	85,421	105,932	143,365	47,311
Net income available to Common Shares	77,175	96,585	132,362	41,672
Earnings per share – basic:
Net income available to Common Shares	$0.28	$0.35	$0.48	$0.15
Weighted average Common Shares outstanding	272,324	272,901	273,658	275,519
Earnings per share – diluted:
Net income available to Common Shares	$0.28	$0.35	$0.48	$0.15
Weighted average Common Shares outstanding	272,324	272,901	273,658	275,519

(2)	The amounts presented for 2009 are not equal to the same amounts previously reported in the Form 8-K filed with the SEC on May 23, 2011 as a result of changes in discontinued operations due to additional property sales which occurred in the second and third quarters of 2011. Below is a reconciliation to the amounts previously reported in the Form 8-K:

2009	First Quarter 3/31	Second Quarter 6/30	Third Quarter 9/30	Fourth Quarter 12/31
Total revenues previously reported in May 2011 Form 8-K	$459,083	$457,098	$457,777	$454,241
Total revenues subsequently reclassified to discontinued operations	(44,987)	(45,222)	(46,793)	(42,475)

Total revenues disclosed in Form 8-K	$414,096	$411,876	$410,984	$411,766

Operating income previously reported in May 2011 Form 8-K	$124,057	$118,354	$120,470	$124,683
Operating income subsequently reclassified to discontinued operations	(11,970)	(13,794)	(13,567)	(12,748)

Operating income disclosed in Form 8-K	$112,087	$104,560	$106,903	$111,935

Income (loss) from continuing operations previously reported in May 2011 Form 8-K	$5,684	$5,503	$2,066	$(19,212)
Income from continuing operations subsequently reclassified to discontinued operations	(11,097)	(12,798)	(13,054)	(12,190)

(Loss) from continuing operations disclosed in Form 8-K	$(5,413)	$(7,295)	$(10,988)	$(31,402)

Discontinued operations, net previously reported in May 2011 Form 8-K	$79,737	$100,429	$141,299	$66,523
Discontinued operations, net from properties sold subsequent to the respective reporting period	11,097	12,798	13,054	12,190

Discontinued operations, net disclosed in Form 8-K	$90,834	$113,227	$154,353	$78,713

*	The Company did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2010 and 2009. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.